SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Feb. 28, 2022
Schedule of Company and its subsidiaries at the end of the reporting period

		Percentage owned
	Incorporation	2022	2021
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	100%
Liquid Media Production Funding Ltd. (“Liquid Production Funding”)
Liquid Media (US) Holding Co., Inc. (“Liquid US”)	USA	100%	100%
Liquid Media Merger Sub 2, Inc. (“Liquid Merger Sub 2”)	USA	100%	100%
iGEMS TV, Inc., (“iGEMS”)	USA	100%	0%
IndieFlix Group, Inc. (“IndieFlix”)	USA	100%	100%
Companies controlled by IndieFlix:
RACE, LLC	USA	100%	100%

Schedule of estimated useful lives of intangible assets

Video game catalogues (in years)	15
Platform coding (in years)	3
Brands	indefinite
Distribution libraries (in years)	10